EMPLOYEE STOCK PLANS - Restricted Stock and Performance Stock (Details) shares in Thousands	12 Months Ended
Sep. 27, 2019 $ / shares shares
Number of Shares
Restricted Stock Units and Performance Stock Units, nonvested, beginning balance (in shares) | shares	641
Restricted Stock Units and Performance Stock Units, grants in period (in shares) | shares	288
Restricted Stock Units and Performance Stock Units, vested in period (in shares) | shares	(201)
Restricted Stock Units and Performance Stock Units, forfeited in period (in shares) | shares	(50)
Restricted Stock Units and Performance Stock Units, nonvested, ending balance (in shares) | shares	678
Weighted Average Grant-Date Fair Value
Restricted Stock Units and Performance Stock Units, nonvested, beginning of period, weighted average grant date fair value (in USD per share) | $ / shares	$ 33.60
Restricted Stock Units and Performance Stock Units, grants in period, weighted average grant date fair value (in USD per share) | $ / shares	31.29
Restricted Stock Units and Performance Stock Units, vested in period, weighted average grant date fair value (in USD per share) | $ / shares	31.56
Restricted Stock Units and Performance Stock Units, forfeitures, weighted average grant date fair value (in USD per share) | $ / shares	34.13
Restricted Stock Units and Performance Stock Units, nonvested, end of period, weighted average grant date fair value (in USD per share) | $ / shares	$ 33.18